Share-Based Compensation And Other Related Information - Dividends (Details) - $ / shares	Mar. 05, 2019	Nov. 19, 2018	Aug. 20, 2018	May 22, 2018	Mar. 05, 2018	Nov. 20, 2017	Aug. 21, 2017	May 23, 2017	Feb. 27, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)		$ 0.0350	$ 0.0350	$ 0.0350	$ 0.0350	$ 0.0250	$ 0.0250	$ 0.0250	$ 0.0250
Dividends Paid [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)	$ 0.0350